Long-term Debt (Senior Guaranteed Noted) (Details)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 902,800,000		$ 1,692,100,000
Current notes and debentures issued and current portion of non-current notes and debentures issued			278,100,000
Non-current portion of non-current notes and debentures issued	902,800,000		1,360,700,000
Borrowings	1,441,500,000		1,970,200,000	$ 2,259,600,000
Senior guaranteed notes
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	1,249,800,000
Senior guaranteed notes			1,638,800,000
Principal Due On Maturity, Current	445,000,000.0
Principal Due On Maturity, Non-current	804,800,000
Senior guaranteed notes
Disclosure of detailed information about borrowings [line items]
Long-term debt	195,000,000	$ 921,000,000
Senior guaranteed notes			1,638,800,000
Senior guaranteed notes | Cross Currency Derivative Contract Swap 2018
Disclosure of detailed information about borrowings [line items]
Principal	1,050,000,000.00
Borrowings		$ 921,000,000
4.76% Interest, Maturing 5/22/2022
Disclosure of detailed information about borrowings [line items]
Principal	$ 0
Borrowings, interest rate	4.76%	4.76%
Principal due on maturity	$ 0
Senior guaranteed notes	$ 0		25,000,000.0
4.00% Interest, Maturing 5/22/2022
Disclosure of detailed information about borrowings [line items]
Principal		$ 0
Borrowings, interest rate	4.00%	4.00%
Principal due on maturity	$ 0
Senior guaranteed notes	$ 0		253,100,000
4.12% Interest, Maturing 4/11/2023
Disclosure of detailed information about borrowings [line items]
Principal		$ 61,500,000
Borrowings, interest rate	4.12%	4.12%
Principal due on maturity	$ 80,300,000
Senior guaranteed notes	83,200,000		77,800,000
3.58% Interest, Maturing 4/11/2023
Disclosure of detailed information about borrowings [line items]
Principal	$ 80,000,000.0
Borrowings, interest rate	3.58%	3.58%
Principal due on maturity	$ 80,000,000.0
Senior guaranteed notes	80,000,000.0		80,000,000.0
4.11% Interest, Maturing 6/12/2023
Disclosure of detailed information about borrowings [line items]
Principal	$ 10,000,000.0
Borrowings, interest rate	4.11%	4.11%
Principal due on maturity	$ 10,000,000.0
Senior guaranteed notes	$ 10,000,000.0		10,000,000.0
3.78% Interest, Maturing 6/12/2023
Disclosure of detailed information about borrowings [line items]
Principal		$ 270,000,000.0
Borrowings, interest rate	3.78%	3.78%
Principal due on maturity	$ 274,700,000
Senior guaranteed notes	365,500,000		341,700,000
3.85% Interest, Maturing 6/20/2024
Disclosure of detailed information about borrowings [line items]
Principal	$ 40,000,000.0
Borrowings, interest rate	3.85%	3.85%
Principal due on maturity	$ 40,000,000.0
Senior guaranteed notes	$ 40,000,000.0		40,000,000.0
3.75% Interest, Maturing 6/20/2024
Disclosure of detailed information about borrowings [line items]
Principal		$ 257,500,000
Borrowings, interest rate	3.75%	3.75%
Principal due on maturity	$ 276,400,000
Senior guaranteed notes	$ 348,500,000		325,900,000
4.30% Interest, Maturing 4/11/2025
Disclosure of detailed information about borrowings [line items]
Principal		$ 82,000,000.0
Borrowings, interest rate	4.30%	4.30%
Principal due on maturity	$ 107,000,000.0
Senior guaranteed notes	111,000,000.0		103,800,000
3.94% Interest, Maturing 4/22/2025
Disclosure of detailed information about borrowings [line items]
Principal	$ 65,000,000.0
Borrowings, interest rate	3.94%	3.94%
Principal due on maturity	$ 65,000,000.0
Senior guaranteed notes	$ 65,000,000.0		65,000,000.0
4.08% Interest, Maturing 4/22/2025
Disclosure of detailed information about borrowings [line items]
Principal		$ 230,000,000.0
Borrowings, interest rate	4.08%	4.08%
Principal due on maturity	$ 291,100,000
Senior guaranteed notes	$ 311,300,000		291,100,000
4.18% Interest, Maturing 4/22/2027
Disclosure of detailed information about borrowings [line items]
Principal		$ 20,000,000.0
Borrowings, interest rate	4.18%	4.18%
Principal due on maturity	$ 25,300,000
Senior guaranteed notes	$ 27,000,000.0		$ 25,400,000